Note 47	12 Months Ended
Dec. 31, 2022
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Text Block]	Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2022	2021	2020
Financial assets at fair value through other comprehensive income - Debt securities		76	17	19
Financial assets at amortized cost (1)		3,303	3,017	5,160
Of which: recovery of written-off assets by cash collection	7.2.5	(390)	(423)	(339)
Total		3,379	3,034	5,179
(1) In 2020, the amount included the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic.